Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,826,566
Proposed Maximum Offering Price per Unit	159.78
Maximum Aggregate Offering Price	$ 2,848,328,715.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 393,354.20
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR (File No. 333-283035) filed with the Securities and Exchange Commission on November 6, 2024 (the "Registration Statement"). Amount Registered represents shares of common stock offered by the selling stockholders in this prospectus supplement and includes an indeterminate number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders. The filing fee, calculated in accordance with Rule 457(r) under the Securities Act, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant's common stock as reported on the NASDAQ Global Select Market on July 29, 2026, which was $159.78.